Long-Term Trade And Unbilled Receivables (Schedule Of Long-Term Trade And Unbilled Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Trade And Unbilled Receivables [Abstract]
Receivables	$ 5,303	$ 16,211
Unbilled receivables	157,459	74,132
Long-term trade and unbilled receivables	$ 162,762	$ 90,343